Share Capital (Narrative) (Details) $ in Thousands		12 Months Ended
	May 20, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Share Capital [abstract]
Issuance of common shares, shares | shares	23,000,000
Issue of equity		$ 69,000
Shares issued for the period per share amount | $ / shares	3.00
Proceeds from issuing shares	$ 69,000
Expense from share-based payment transactions with employees		12,444	$ 6,013
Share issue related cost	$ 3,358	$ 3,358
Explanation of fact that shares have no par value		The Company has an unlimited number of common shares without par value authorized for issue.